Long-Term Debt - Maturities of Long-term Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Maturities Of Long Term Debt [Line Items]
2013	$ 2,894
2014	4,133
2015	3,084
2016	4,007
2017	2,773
Thereafter	8,625
Total	25,516	31,953
Parent Company [Member]
Schedule Of Maturities Of Long Term Debt [Line Items]
2013	2,849
2014	1,499
2015	1,747
2016	1,948
2017	1,246
Thereafter	3,483
Total	$ 12,772	$ 14,593